Goodwill And Other Intangible Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	¥ 108	¥ 133